Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST I
CIK	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
SmartRetirement Blend Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIJSX
SmartRetirement Blend Income Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIRBX
SmartRetirement Blend Income Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JITLX
SmartRetirement Blend Income Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JITKX
SmartRetirement Blend Income Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBBX
SmartRetirement Blend Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIYBX
SmartRetirement Blend 2020 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSSRX
SmartRetirement Blend 2020 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIORX
SmartRetirement Blend 2020 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSTKX
SmartRetirement Blend 2020 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSTLX
SmartRetirement Blend 2020 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBSRX
SmartRetirement Blend 2020 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSYRX
SmartRetirement Blend 2025 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBSSX
SmartRetirement Blend 2025 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBRSX
SmartRetirement Blend 2025 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBTUX
SmartRetirement Blend 2025 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBTBX
SmartRetirement Blend 2025 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBBSX
SmartRetirement Blend 2025 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBYSX
SmartRetirement Blend 2030 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRBEX
SmartRetirement Blend 2030 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRBRX
SmartRetirement Blend 2030 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUTPX
SmartRetirement Blend 2030 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUTUX
SmartRetirement Blend 2030 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRBBX
SmartRetirement Blend 2030 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRBYX
SmartRetirement Blend 2035 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPSRX
SmartRetirement Blend 2035 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPRRX
SmartRetirement Blend 2035 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPTLX
SmartRetirement Blend 2035 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPTKX
SmartRetirement Blend 2035 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPBRX
SmartRetirement Blend 2035 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPYRX
SmartRetirement Blend 2040 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOBEX
SmartRetirement Blend 2040 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOBRX
SmartRetirement Blend 2040 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNTKX
SmartRetirement Blend 2040 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNTPX
SmartRetirement Blend 2040 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOBBX
SmartRetirement Blend 2040 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNYAX
SmartRetirement Blend 2045 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMSSX
SmartRetirement Blend 2045 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNARX
SmartRetirement Blend 2045 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNTOX
SmartRetirement Blend 2045 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNTLX
SmartRetirement Blend 2045 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMBRX
SmartRetirement Blend 2045 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMYAX
SmartRetirement Blend 2050 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNEAX
SmartRetirement Blend 2050 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNTKX
SmartRetirement Blend 2050 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNTPX
SmartRetirement Blend 2050 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNYAX
SmartRetirement Blend 2050 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNNRX
SmartRetirement Blend 2050 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNABX
SmartRetirement Blend 2055 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPTBX
SmartRetirement Blend 2055 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTRBX
SmartRetirement Blend 2055 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTTUX
SmartRetirement Blend 2055 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTTLX
SmartRetirement Blend 2055 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTBBX
SmartRetirement Blend 2055 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTYBX
SmartRetirement Blend 2060 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACSX
SmartRetirement Blend 2060 Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JATPX
SmartRetirement Blend 2060 Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JATQX
SmartRetirement Blend 2060 Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JATUX
SmartRetirement Blend 2060 Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAABX
SmartRetirement Blend 2060 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAAYX